Intangible Assets - Summary of Intangible Assets (Detail) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 29, 2020 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		$ 83,945
Additions-acquired separately	$ 48,373
Amortization expenses		(6,643)		$ (6,569)	$ (5,424)
Impairment losses		(9)	$ 0	(29)	(9)
Ending balance		79,187	$ 2,577	83,945
Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		112,245		112,341	64,009
Additions-acquired separately		1,893		256	48,605
Disposal		(665)		(354)	(341)
Effect of foreign exchange differences		0		0	0
Acquired by business combinations					67
Others		1		2	1
Ending balance		113,474		112,245	112,341
Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		(28,300)		(22,056)	(16,962)
Amortization expenses		6,643		6,569	5,424
Disposal		665		354	339
Impairment losses		9		29	9
Effect of foreign exchange differences		0		0	0
Acquired by business combinations					0
Others		0		0
Ending balance		(34,287)		(28,300)	(22,056)
Beginning balance, net		83,945		90,285
Ending balance, net		79,187		83,945	90,285
Mobile Broadband Concession [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		82,820
Ending balance		78,150		82,820
Mobile Broadband Concession [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		108,338		108,338	59,965
Additions-acquired separately		1,625		0	48,373
Disposal		0		0	0
Effect of foreign exchange differences		0		0	0
Acquired by business combinations					0
Others		0		0	0
Ending balance		109,963		108,338	108,338
Mobile Broadband Concession [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		(25,518)		(19,319)	(14,293)
Amortization expenses		6,295		6,199	5,026
Disposal		0		0	0
Impairment losses		0		0	0
Effect of foreign exchange differences		0		0	0
Acquired by business combinations					0
Others		0		0
Ending balance		(31,813)		(25,518)	(19,319)
Beginning balance, net		82,820		89,019
Ending balance, net		78,150		82,820	89,019
Computer software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		673
Ending balance		622		673
Computer software [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		3,203		3,320	3,430
Additions-acquired separately		257		225	226
Disposal		(663)		(344)	(338)
Effect of foreign exchange differences		0		0	0
Acquired by business combinations					1
Others		1		2	1
Ending balance		2,798		3,203	3,320
Computer software [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		(2,530)		(2,532)	(2,499)
Amortization expenses		310		341	371
Disposal		664		343	338
Impairment losses		0		0	0
Effect of foreign exchange differences		0		0	0
Acquired by business combinations					0
Others		0		0
Ending balance		(2,176)		(2,530)	(2,532)
Beginning balance, net		673		788
Ending balance, net		622		673	788
Goodwill [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		217
Ending balance		217		217
Goodwill [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		291		291	236
Additions-acquired separately		0		0	0
Disposal		0		0	0
Effect of foreign exchange differences		0		0	0
Acquired by business combinations					55
Others		0		0	0
Ending balance		291		291	291
Goodwill [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		(74)		(45)	(36)
Amortization expenses		0		0	0
Disposal		0		0	0
Impairment losses		0		29	9
Effect of foreign exchange differences		0		0	0
Acquired by business combinations					0
Others		0		0
Ending balance		(74)		(74)	(45)
Beginning balance, net		217		246
Ending balance, net		217		217	246
Others [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		235
Ending balance		198		235
Others [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		413		392	378
Additions-acquired separately		11		31	6
Disposal		(2)		(10)	(3)
Effect of foreign exchange differences		0		0	0
Acquired by business combinations					11
Others		0		0	0
Ending balance		422		413	392
Others [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		(178)		(160)	(134)
Amortization expenses		38		29	27
Disposal		1		11	1
Impairment losses		9		0	0
Effect of foreign exchange differences		0		0	0
Acquired by business combinations					0
Others		0		0
Ending balance		(224)		(178)	(160)
Beginning balance, net		235		232
Ending balance, net		$ 198		$ 235	$ 232